United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/14

Date of Reporting Period: Six months ended 03/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2014
Share Class	Ticker
Institutional	FGFIX
Service	FGFSX

Federated Mortgage Fund

A Portfolio of Federated Total Return Series, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	75.7%
Non-Agency Mortgage-Backed Securities	15.8%
Non-Agency Commercial Mortgage-Backed Securities	5.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.8%
Asset-Backed Security	0.5%
Derivative Contracts[2]	0.0%
Repurchase Agreements—Collateral[3]	5.6%
Repurchase Agreement—Cash	0.7%
Other Assets and Liabilities—Net[4]	(5.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Includes repurchase agreements purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—75.4%
		Federal Home Loan Mortgage Corporation—33.5%
$18,078,425		3.500%, 11/1/2025 - 9/1/2043	$18,292,091
10,535,371		4.000%, 8/1/2025 - 1/1/2042	10,958,883
10,606,520		4.500%, 6/1/2019 - 9/1/2040	11,309,284
7,044,891		5.000%, 7/1/2019 - 10/1/2039	7,664,120
5,017,227		5.500%, 10/1/2021 - 10/1/2039	5,505,566
3,114,267		6.000%, 4/1/2036 - 7/1/2037	3,452,822
268,611		7.500%, 1/1/2027 - 2/1/2031	316,205
		TOTAL	57,498,971
		Federal National Mortgage Association—34.8%
2,521,373		2.500%, 4/1/2028	2,523,846
4,072,886		3.000%, 6/1/2027	4,189,186
1,397,813		3.500%, 12/1/2026	1,466,393
22,638,042		4.000%, 12/1/2031 - 4/1/2042	23,666,188
18,634,075	[1]	4.500%, 12/1/2019 - 4/1/2044	19,901,881
749,111		5.000%, 7/1/2019 - 12/1/2023	802,927
3,020,141		5.500%, 9/1/2034 - 4/1/2036	3,335,819
2,883,923		6.000%, 11/1/2034 - 10/1/2037	3,205,098
455,604		6.500%, 7/1/2029 - 8/1/2034	511,206
110,913		7.000%, 6/1/2016 - 2/1/2030	120,530
848		7.500%, 4/1/2015	868
8,244		8.000%, 12/1/2026	9,796
		TOTAL	59,733,738
		Government National Mortgage Association—7.1%
7,528,998		3.500%, 12/15/2040 - 11/15/2042	7,698,400
1,708,204		4.500%, 10/15/2039	1,846,929
2,144,985		5.000%, 6/20/2039 - 9/20/2039	2,355,965
100,865		7.000%, 9/15/2028 - 11/15/2031	117,928
185,578		8.000%, 10/15/2030 - 11/15/2030	223,762
		TOTAL	12,242,984
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $126,182,395)	129,475,693
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.1%
		Federal National Mortgage Association—0.3%
32,964		REMIC 321 2, 6.500%, 4/1/2032	6,798
969,411		REMIC 356 23, 6.500%, 12/1/2034	196,500
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Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,124,276		REMIC 356 24, 6.500%, 9/1/2035	$227,667
923,915		REMIC 368 27, 6.500%, 11/1/2035	179,435
		TOTAL	610,400
		Non-Agency Mortgage-Backed Securities—15.8%
1,201,911		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,207,594
1,142,015		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,063,933
463,310		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	405,101
1,420,724	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,398,484
3,664,751	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,436,649
2,689,608	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,399,728
418,238		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	412,795
895,512		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	832,840
26,758	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	24,002
134,327	[2]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	2,525
60,708		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	59,440
266,726		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	269,733
675,248		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	681,415
924,995		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	922,460
2,066,103		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,931,295
2,246,870		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,930,815
3,506,685		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,076,307
2,395,499		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	2,218,235
1,260,000	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,277,136
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,310,332
1,431,677		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,266,292
960,649		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	992,488
		TOTAL	27,119,599
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $29,883,031)	27,729,999
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Principal Amount			Value
		ASSET-BACKED SECURITY—0.5%
		Auto Receivables—0.5%
$800,000	[2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.805%, 5/15/2018 (IDENTIFIED COST $800,000)	$798,660
		COMMERCIAL MORTGAGE-BACKED SECURITIES—7.2%
		Agency Commercial Mortgage-Backed Securities—1.8%
3,000,000	[2,3]	FREMF Mortgage Trust 2013-K502, 2.842%, 3/25/2045	2,989,272
		Non-Agency Commercial Mortgage-Backed Securities—5.4%
2,700,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.951%, 4/10/2046	2,675,927
1,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.240%, 3/15/2044	1,563,373
3,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.355%, 6/15/2045	3,552,820
1,500,000	[2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.205%, 7/15/2046	1,514,009
		TOTAL	9,306,129
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $12,274,957)	12,295,401
		REPURCHASE AGREEMENTS—6.3%
9,612,000	[5,6]	Interest in $174,089,000 joint repurchase agreement 0.07%, dated 3/13/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $174,098,478 on 4/10/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $177,879,599.	9,612,000
1,280,000		Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087.	1,280,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	10,892,000
		TOTAL INVESTMENTS—105.5% (IDENTIFIED COST $180,032,383)[7]	181,191,753
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[8]	(9,405,796)
		TOTAL NET ASSETS—100%	$171,785,957
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At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Notes 10-Year Short Futures	85	$10,497,500	June 2014	$7,856
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	All or a portion of this To Be Announced Security (TBAs) is subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $22,942,917, which represented 13.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2014, these liquid restricted securities amounted to $21,606,058, which represented 12.6% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $179,620,758.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$129,475,693	$—	$129,475,693
Collateralized Mortgage Obligations	—	27,703,472	26,527	27,729,999
Asset-Backed Security	—	798,660	—	798,660
Commercial Mortgage-Backed Securities	—	12,295,401	—	12,295,401
Repurchase Agreements	—	10,892,000	—	10,892,000
TOTAL SECURITIES	$—	$181,165,226	$26,527	$181,191,753
OTHER FINANCIAL INSTRUMENTS*	$7,856	$—	$—	$7,856
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.60	$10.03	$9.98	$9.97	$9.89	$9.61
Income From Investment Operations:
Net investment income	0.13[2]	0.24[2]	0.29[2]	0.34[2]	0.40[2]	0.45[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.00)	(0.40)	0.11	0.09	0.15	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.13	(0.16)	0.40	0.43	0.55	0.78
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.35)	(0.42)	(0.47)	(0.50)
Net Asset Value, End of Period	$9.59	$9.60	$10.03	$9.98	$9.97	$9.89
Total Return[3]	1.36%	(1.58)%	4.10%	4.39%	5.69%	8.34%
Ratios to Average Net Assets:
Net expenses	0.46%[4]	0.40%	0.38%	0.35%	0.35%	0.35%
Net investment income	2.74%[4]	2.47%	2.95%	3.41%	3.98%	4.59%
Expense waiver/reimbursement[5]	0.17%[4]	0.22%	0.21%	0.24%	0.28%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,768	$175,969	$221,088	$265,567	$307,718	$288,052
Portfolio turnover	25%	164%	227%	222%	178%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	5%	64%	64%	37%	27%	35%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.60	$10.03	$9.98	$9.97	$9.89	$9.61
Income From Investment Operations:
Net investment income	0.12[2]	0.21[2]	0.26[2]	0.31[2]	0.37[2]	0.42[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.40)	0.11	0.09	0.15	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.11	(0.19)	0.37	0.40	0.52	0.75
Less Distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.32)	(0.39)	(0.44)	(0.47)
Net Asset Value, End of Period	$9.58	$9.60	$10.03	$9.98	$9.97	$9.89
Total Return[3]	1.10%	(1.87)%	3.79%	4.08%	5.38%	8.04%
Ratios to Average Net Assets:
Net expenses	0.76%[4]	0.70%	0.68%	0.65%	0.65%	0.63%
Net investment income	2.44%[4]	2.17%	2.65%	3.11%	3.69%	4.31%
Expense waiver/reimbursement[5]	0.34%[4]	0.39%	0.39%	0.42%	0.46%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,018	$40,329	$49,665	$53,023	$55,467	$56,017
Portfolio turnover	25%	164%	227%	222%	178%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	5%	64%	64%	37%	27%	35%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
March 31, 2014 (unaudited)
Assets:
Total investment in securities, at value (identified cost $180,032,383)		$181,191,753
Cash		1,269
Restricted cash (Note 2)		170,500
Income receivable		509,085
Receivable for investments sold		1,067,063
Receivable for shares sold		35,240
Receivable for daily variation margin		13,381
TOTAL ASSETS		182,988,291
Liabilities:
Payable for investments purchased	$10,892,676
Payable for shares redeemed	163,581
Income distribution payable	128,100
Payable for Directors'/Trustees' fees (Note 5)	185
Payable for distribution services fee (Note 5)	2,244
Payable for shareholder services fee (Note 5)	6,369
Accrued expenses (Note 5)	9,179
TOTAL LIABILITIES		11,202,334
Net assets for 17,922,333 shares outstanding		$171,785,957
Net Assets Consist of:
Paid-in capital		$187,625,783
Net unrealized appreciation of investments and futures contracts		1,167,226
Accumulated net realized loss on investments and futures contracts		(16,820,510)
Distributions in excess of net investment income		(186,542)
TOTAL NET ASSETS		$171,785,957
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($137,768,133 ÷ 14,373,178 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.59
Service Shares:
($34,017,824 ÷ 3,549,155 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized		$9.58
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended March 31, 2014 (unaudited)
Investment Income:
Interest			$3,254,383
Expenses:
Investment adviser fee (Note 5)		$406,072
Administrative fee (Note 5)		79,286
Custodian fees		8,962
Transfer agent fee		32,851
Directors'/Trustees' fees (Note 5)		1,410
Auditing fees		14,211
Legal fees		5,696
Portfolio accounting fees		56,220
Distribution services fee (Note 5)		47,208
Shareholder services fee (Note 5)		38,980
Account administration fee (Note 2)		3,016
Share registration costs		18,288
Printing and postage		9,432
Insurance premiums (Note 5)		2,232
Taxes		9,251
Miscellaneous (Note 5)		768
TOTAL EXPENSES		733,883
Waivers (Note 5):
Waiver of investment adviser fee	$(173,934)
Waiver of distribution services fee	(32,554)
TOTAL WAIVERS		(206,488)
Net expenses			527,395
Net investment income			2,726,988
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			514,934
Net realized loss on futures contracts			(109,205)
Net change in unrealized appreciation of investments			(518,426)
Net change in unrealized appreciation of futures contracts			7,856
Net realized and unrealized loss on investments and futures contracts			(104,841)
Change in net assets resulting from operations			$2,622,147
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2014	Year Ended 9/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,726,988	$6,037,031
Net realized gain (loss) on investments and futures contracts	405,729	(1,255,722)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(510,570)	(8,921,892)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,622,147	(4,140,583)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,417,795)	(5,751,068)
Service Shares	(495,749)	(1,120,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,913,544)	(6,871,256)
Share Transactions:
Proceeds from sale of shares	10,721,118	40,890,549
Net asset value of shares issued to shareholders in payment of distributions declared	2,071,838	5,093,298
Cost of shares redeemed	(57,013,206)	(89,427,114)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(44,220,250)	(43,443,267)
Change in net assets	(44,511,647)	(54,455,106)
Net Assets:
Beginning of period	216,297,604	270,752,710
End of period (including undistributed (distributions in excess of) net investment income of $(186,542) and $14, respectively)	$171,785,957	$216,297,604
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2014 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Mortgage Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended March 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$3,016
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The
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Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and enhance yield. In addition, futures contracts are used as a duration and yield curve management tool with the goal of enhancing the Fund's total rate of return. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $370,089 and $2,751,049. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$22,363	$24,002
Salomon Brother Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$3,971	$2,525
Springleaf Mortgage Loan Trust, 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,310,332
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$7,856*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(109,205)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$7,856
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	985,645	$9,449,591	3,427,651	$33,662,713
Shares issued to shareholders in payment of distributions declared	197,398	1,894,376	473,693	4,651,046
Shares redeemed	(5,142,739)	(49,314,683)	(7,611,927)	(74,388,563)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,959,696)	(37,970,716)	(3,710,583)	$(36,074,804)

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	132,653	$1,271,527	740,843	$7,227,836
Shares issued to shareholders in payment of distributions declared	18,493	177,462	45,040	442,252
Shares redeemed	(803,400)	(7,698,523)	(1,536,239)	(15,038,551)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(652,254)	(6,249,534)	(750,356)	$(7,368,463)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,611,950)	$(44,220,250)	(4,460,939)	$(43,443,267)
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4. FEDERAL TAX INFORMATION
At March 31, 2014, the cost of investments for federal tax purposes was $179,620,758. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,570,995. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,532,286 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,961,291.
At September 30, 2013, the Fund had a capital loss carryforward of $15,963,244 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2014	$2,323,596	NA	$2,323,596
2015	$7,353,651	NA	$7,353,651
2016	$1,771,734	NA	$1,771,734
2018	$4,514,263	NA	$4,514,263
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the Adviser voluntarily waived $173,934 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. The fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$47,208	$(32,554)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2014, FSC retained $14,654 of fees paid by the Fund.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Service Shares	$38,980
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For the six months ended March 31, 2014, FSSC received $102 of fees paid by the Fund. For the six months ended March 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2014, were as follows:
Purchases	$1,276,341
Sales	$27,829,753
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the program was not utilized.
9. SUBSEQUENT EVENTS
On March 13, 2014, the Directors approved the reorganization of Huntington Mortgage Securities Fund, a portfolio of the Huntington Funds, into the Fund. This reorganization was completed at the close of business May 16, 2014.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.60	$2.31
Service Shares	$1,000	$1,011.00	$3.81
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.64	$2.32
Service Shares	$1,000	$1,021.14	$3.83
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.46%
Service Shares	0.76%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Mortgage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
30

Federated Mortgage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q887
CUSIP 31428Q804
G02367-01 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2014
Share Class	Ticker
A	FULAX
Institutional	FULIX
Service	FULBX

Federated Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2013 through March 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	49.1%
Corporate Debt Securities	28.3%
Collateralized Mortgage Obligations	12.5%
Floating Rate Loans	1.6%
U.S. Treasury and Agency Securities[3]	0.1%
Municipal Bonds	0.6%
Mortgage-Backed Securities[4]	0.5%
Trade Finance Agreements	0.2%
Derivative Contracts[5]	0.1%
Other Security Types[6]	0.1%
Cash Equivalents[7]	6.3%
Other Assets and Liabilities—Net[8]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by GSEs and adjustable rate, mortgage-backed securities.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks, warrants, preferred stocks and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association—0.3%
$1,942,383		FNMA ARM 544848, 2.522%, 4/01/2030	$1,983,498
2,367,376		FNMA ARM 544872, 2.831%, 7/01/2034	2,506,005
477,087		FNMA ARM 556379, 1.529%, 5/01/2040	486,590
2,307,968		FNMA ARM 618128, 2.034%, 8/01/2033	2,379,912
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,193,013)	7,356,005
		ASSET-BACKED SECURITIES—49.1%
		Auto Receivables—23.5%
4,200,000	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	4,196,719
5,600,000		Ally Auto Receivables Trust Lease 2013-SN1 A4, Class A4, 0.90%, 5/22/2017	5,603,457
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,078,196
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.505%, 6/15/2017	3,549,591
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.605%, 2/15/2018	9,988,390
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.675%, 9/15/2018	4,752,161
6,591,396	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	6,619,752
4,468,848	[1,2]	American Credit Acceptance Receivables Trust 2013-2, Class A, 1.32%, 2/15/2017	4,476,181
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,445,519
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,621,264
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,479,210
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,063,348
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,242,410
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,020,426
5,000,000		Americredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,062,205
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,014,664
7,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,136,507
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$2,560,000		Americredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	$2,632,799
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.555%, 9/15/2017	12,239,078
14,500,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	14,518,782
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,081,925
10,000,000		Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.587%, 11/20/2015	10,065,140
4,000,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,975,632
8,641,207		Carmax Auto Owner Trust 2013-3, Class A2, 0.59%, 8/15/2016	8,710,954
5,611,421	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.406%, 4/7/2024	5,664,912
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.706%, 5/7/2024	3,632,009
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.006%, 5/7/2024	2,519,941
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.156%, 1/7/2025	3,020,520
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.556%, 1/7/2025	4,027,692
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 1.956%, 1/7/2025	2,520,667
6,000,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.576%, 3/7/2026	6,002,982
3,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 0.956%, 3/7/2026	3,505,134
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.356%, 3/7/2026	1,742,613
2,500,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.706%, 3/7/2026	2,503,767
4,000,000	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	4,014,768
8,750,000	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	8,780,533
4,300,000	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	4,298,293
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,401,070
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,679,250
8,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	8,040,564
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,519,971
12,000,000		Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	12,062,131
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,205,663
22,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	21,965,460
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,058,288
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,484,146
8,900,000		Ford Credit Floorplan Master Owner Trust 2013-1, Class A2, 0.535%, 1/15/2018	8,884,181
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,504,003
15,700,000	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.572%, 4/10/2028	15,707,418
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,226,350
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	$8,526,899
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,831,953
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,022,091
19,804,000	[1,2]	Hyundai Auto Lease Securitization Trust 2013-A, Class B, 0.96%, 8/15/2017	19,726,982
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,185,083
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,110,900
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,063,309
3,687,413	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.156%, 9/20/2016	3,667,132
5,425,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.810%, 5/15/2018	5,415,913
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	5,009,434
2,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	2,552,993
926,418	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.08%, 9/15/2015	928,491
5,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	4,969,431
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,003,125
7,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-BA, Class A, 0.425%, 11/15/2016	7,007,657
4,366,667	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	4,381,339
8,730,000	[1,2]	Motor 2013-1A, Class A1, 0.654%, 2/25/2021	8,738,224
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,562,159
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,516,036
4,054,845		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	4,058,986
20,000,000		Nissan Master Owner Trust Receivables 2013-A, Class A, 0.455%, 2/15/2018	20,001,678
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1 A4, Class A4, 0.67%, 11/21/2018	18,426,963
7,500,000	[1,2]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	7,515,679
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.406%, 3/14/2018	5,086,761
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.856%, 8/14/2018	4,031,622
5,174,172	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.056%, 5/14/2016	5,189,375
13,700,000		SMART Series 2013-1US Trust, Class A4B, 0.656%, 10/14/2018	13,713,075
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.706%, 2/14/2019	14,550,666
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	12,912,370
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	$4,037,784
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,848,613
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,057,994
5,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	5,156,103
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,016,668
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	6,962,379
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.837%, 9/20/2016	13,044,688
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,507,189
5,500,000		World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.475%, 5/16/2016	5,501,843
18,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	18,047,633
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.505%, 2/15/2018	10,524,610
		TOTAL	639,958,466
		Credit Card—11.0%
3,550,000	[1,2]	American Express Credit Account Master Trust 2012-2, Class C, 1.29%, 3/15/2018	3,556,511
11,200,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 0.955%, 5/15/2020	11,246,743
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 0.855%, 2/16/2021	14,688,397
18,834,000		American Express Issuance Trust II 2013-1, Class C, 0.855%, 2/15/2019	19,075,329
3,111,000		American Express Issuance Trust II 2013-2, Class B, 0.855%, 8/15/2019	3,114,680
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.540%, 6/15/2021	17,033,152
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.396%, 2/7/2018	12,008,935
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.435%, 5/26/2020	15,469,112
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,277,885
2,820,000		CitibankCredit Card Issuance Trust 2005-C2, Class C2, 0.625%, 3/24/2017	2,816,212
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.605%, 4/15/2021	13,544,014
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$10,000,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.585%, 7/15/2021	$10,010,402
15,000,000		Discover Card Master Trust I 2012—B3, Class B3, 0.605%, 5/15/2018	14,977,838
10,000,000		DryRock Issuance Trust 2014-1, Class A, 0.53%, 12/16/2019	10,008,659
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.617%, 7/17/2017	8,021,400
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,015,405
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.405%, 2/15/2018	14,460,765
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.585%, 9/15/2018	7,004,025
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.685%, 3/15/2021	20,522,038
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.855%, 2/15/2017	10,047,350
5,000,000		MBNA Credit Card Master Note Trust 2004-C2, Class C2, 1.055%, 11/15/2016	5,006,720
5,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	5,005,425
5,500,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	5,502,943
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,585,377
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	5,937,870
22,000,000	[1,2]	Penarth Master Issuer PLC 2011-1, Class A1, 0.546%, 11/18/2017	22,063,624
13,000,000	[1,2]	Turquoise Card Backed Securities PLC 2011-1, Class A, 0.905%, 9/15/2016	13,032,955
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 0.955%, 6/17/2019	8,112,040
		TOTAL	301,145,806
		Equipment Lease—4.6%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,582,906
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,041,604
5,154,390	[1,2]	CLI Funding LLC 2006-1A A, Class A, 0.336%, 8/18/2021	5,112,510
7,200,000	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	7,062,750
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,086,120
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,283,088
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,535,012
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,438,029
4,000,000		GE Equipment Midticket LLC, (Series 2013-1), Class A2, 0.64%, 3/22/2016	3,999,518
3,575,000		GE Equipment Midticket LLC, (Series 2013-1), Class B, 1.78%, 2/22/2023	3,555,186
4,800,000	[1,2]	GE Equipment Small Ticket LLC (Series 2013-1A), Class A4, 1.39%, 7/24/2020	4,832,366
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,129,329
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	$5,480,609
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,849,696
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	1,987,450
2,900,000	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,897,178
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,195,045
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,001,149
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,067,311
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,346,198
1,159,092	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	1,161,360
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,044,878
5,500,000	[1,2]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	5,508,274
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,271,371
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,377,168
8,166,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	8,199,844
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,884,997
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,233,529
3,990,000	[1,2]	Volvo Financial Equipment LLC, (Series 2013-1), Class C, 1.62%, 8/17/2020	3,988,912
		TOTAL	126,153,387
		Home Equity Loan—0.4%
753,977		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.514%, 7/25/2035	745,540
6,692,970		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.334%, 2/25/2036	6,067,418
36,252		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	36,271
135,984		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	136,431
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.894%, 8/25/2034	27,072
175,496		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.174%, 11/25/2034	143,796
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	10,314
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.814%, 2/25/2035	141,539
631,687	[1,2]	Quest Trust 2004—X1, Class A, 0.814%, 3/25/2034	629,848
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—continued
$2,075,087		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	$2,048,289
95,197		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.754%, 8/25/2033	89,530
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	10,076,048
		Manufactured Housing—0.0%
63,722		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	65,414
140,260		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	140,857
34,222		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	34,246
		TOTAL	240,517
		Other—9.6%
11,496,864	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.464%, 6/14/2037	10,986,691
3,629,092	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.418%, 5/10/2032	3,572,387
3,982,464	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.039%, 2/25/2043	4,006,693
1,961,137		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.789%, 10/25/2021	1,966,334
818,116	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.445%, 5/15/2032	791,527
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.727%, 2/20/2017	15,039,251
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.647%, 6/20/2017	9,037,686
2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.597%, 10/20/2017	2,501,801
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.857%, 10/20/2017	5,823,431
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.087%, 10/25/2025	7,022,330
7,954,326		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.68%, 10/25/2028	7,894,669
7,000,000		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	7,004,375
4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.855%, 10/17/2016	4,010,575
5,600,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.655%, 10/17/2016	5,629,372
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.705%, 2/15/2018	8,459,084
10,000,000	[1,2]	PFS Financing Corp. 2013-BA, Class B, 1.255%, 4/17/2017	10,028,705
9,500,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 0.755%, 2/15/2019	9,516,164
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.105%, 2/15/2019	$6,001,617
16,432,185	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.405%, 5/16/2044	17,412,102
9,584,636		SLM Student Loan Trust 2011-1, Class A1, 0.674%, 3/25/2026	9,613,169
6,196,724		SLM Student Loan Trust 2011-2, Class A1, 0.754%, 11/25/2027	6,197,083
3,847,769	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.155%, 10/15/2024	3,873,803
4,809,212	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.555%, 8/15/2025	4,871,617
8,272,627	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.255%, 8/15/2023	8,302,665
7,455,557	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.905%, 10/16/2023	7,476,902
5,232,799		SLM Student Loan Trust 2013-1, Class A1, 0.304%, 2/27/2017	5,226,310
6,709,770		SLM Student Loan Trust 2013-3, Class A1, 0.354%, 11/27/2017	6,703,859
6,843,702		SLM Student Loan Trust 2013-5, Class A1, 0.414%, 5/25/2018	6,848,431
5,850,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.205%, 5/17/2027	5,761,770
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,604,885
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,426,332
17,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.555%, 10/15/2031	17,293,751
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.305%, 1/15/2026	7,561,084
4,753,727	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	4,811,508
1,049,570	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,066,411
2,047,692	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	2,081,607
7,210,951	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	7,244,497
2,293,234	[1,2]	Sierra Receivables Funding Co. LLC 2012-3A, Class A, 1.87%, 8/20/2029	2,342,682
2,443,977		South Texas Higher Education Authority, Class A1, 0.747%, 10/1/2020	2,443,977
		TOTAL	262,457,137
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,337,730,619)	1,340,031,361
		CORPORATE BONDS—26.8%
		Basic Industry - Chemicals—0.7%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,598,845
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,506,163
7,000,000	[1,2]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	7,520,702
		TOTAL	18,625,710
		Basic Industry - Metals & Mining—0.8%
5,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	6,085,750
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,004,746
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	3,210,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.484%, 9/30/2016	$1,001,651
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, (Series 144A), 4.625%, 4/21/2016	4,205,312
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, (Series FRN), 1.073%, 6/17/2016	4,793,496
		TOTAL	22,300,955
		Capital Goods - Diversified Manufacturing—0.1%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,519,372
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,369,128
		TOTAL	3,888,500
		Communications - Media & Cable—0.3%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,626,468
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,229,095
		TOTAL	6,855,563
		Communications - Telecom Wireless—0.3%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.234%, 9/12/2016	8,680,867
		Communications - Telecom Wirelines—1.2%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.619%, 2/12/2016	6,014,820
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	3,003,402
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,887,283
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,211,168
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.004%, 6/17/2019	7,069,468
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.984%, 9/14/2018	3,868,839
		TOTAL	34,054,980
		Consumer Cyclical - Automotive—1.5%
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, (Series 144A), 0.609%, 5/26/2016	6,029,856
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.740%, 10/7/2016	1,275,902
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, (Series 144A), 1.60%, 2/16/2018	3,962,804
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, (Series 144A), 0.585%, 3/10/2017	7,009,128
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, (Series 144A), 1.875%, 8/9/2016	6,071,826
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, (Series 144A), 0.935%, 9/26/2016	$8,553,210
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	7,175,813
		TOTAL	40,078,539
		Consumer Cyclical - Entertainment—1.1%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,432,513
9,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	9,400,000
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,771,942
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,203,828
5,000,000		Walt Disney Co., Sr. Unsecd. Note, (Series MTN), 0.45%, 12/1/2015	4,998,250
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,017,940
		TOTAL	29,824,473
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,496,694
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,000,356
		TOTAL	4,497,050
		Consumer Non-Cyclical - Food/Beverage—2.4%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, (Series 144A), 7.45%, 4/1/2014	1,500,000
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,518,750
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,323,582
5,000,000		General Mills, Inc., Floating Rate Note—Sr. Note, 0.586%, 5/16/2014	5,002,520
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,012,758
3,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	3,034,677
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.775%, 2/1/2019	11,934,888
8,900,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	8,862,549
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,074,380
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,695,300
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, (Series 144A), 0.928%, 8/1/2018	9,583,191
		TOTAL	64,542,595
		Consumer Non-Cyclical - Health Care—0.1%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,920,220
		Consumer Non-Cyclical - Tobacco—0.2%
5,000,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	5,241,690
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.5%
$5,540,000		Canadian Natural Resources Ltd., Floating Rate Note—Sr. Note, (Series FRN), 0.609%, 3/30/2016	$5,540,028
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.257%, 7/18/2018	9,143,750
		TOTAL	14,683,778
		Energy - Integrated—2.0%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	5,190,510
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,244,145
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.865%, 9/26/2018	6,057,156
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,100,746
3,164,000		Husky Energy, Inc., 5.90%, 6/15/2014	3,198,595
10,000,000		Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 2.379%, 1/15/2019	9,787,500
10,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	10,635,000
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,040,335
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.526%, 5/15/2018	6,998,957
		TOTAL	53,252,944
		Energy - Oil Field Services—0.4%
4,750,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, (Series 144A), 2.35%, 9/15/2016	4,862,789
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note—Sr. Note, (Series 144A), 0.784%, 9/12/2014	4,010,288
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, (Series 144A), 1.25%, 8/1/2017	1,983,916
		TOTAL	10,856,993
		Financial Institution - Banking—6.8%
16,000,000		BB&T Corp., Sr. Unsecd. Note, (Series MTN), 0.897%, 2/1/2019	16,026,544
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.279%, 1/15/2019	3,543,271
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTN), 1.054%, 3/22/2016	5,037,165
9,000,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,339,948
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, (Series MTN), 0.842%, 4/9/2018	10,045,570
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	7,742,025
3,750,000		Capital One Bank, Sr. Unsecd. Note, (Series BKNT), 1.15%, 11/21/2016	3,750,851
8,000,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.037%, 4/1/2016	8,058,688
1,964,000		Citigroup, Inc., Floating Rate Note—Sr. Note, 1.177%, 4/1/2014	1,964,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$5,000,000		Citigroup, Inc., Sub. Note, 5.00%, 9/15/2014	$5,097,490
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, 0.746%, 11/18/2016	10,044,030
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.336%, 11/15/2018	5,050,600
7,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.00%, 10/1/2014	7,157,808
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,765,872
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,307,303
4,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, (Series MTN), 0.985%, 5/2/2014	4,002,304
5,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.687%, 4/23/2015	5,016,185
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, (Series 1), 0.865%, 1/28/2019	7,851,884
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.087%, 1/24/2019	6,015,486
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.485%, 2/25/2016	2,765,444
5,000,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 5/13/2014	5,030,995
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, (Series 144A), 0.697%, 5/13/2016	10,041,470
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.545%, 1/28/2016	4,503,875
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,514,142
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.605%, 3/8/2016	5,320,951
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,019,071
2,450,000		Union Bank, N.A., Floating Rate Note—Sr. Note, 0.985%, 9/26/2016	2,475,730
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.155%, 6/26/2015	5,054,635
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,958,000
15,000,000		Westpac Banking Corp., Floating Rate Note, 0.976%, 7/30/2018	15,150,210
		TOTAL	186,651,547
		Financial Institution - Brokerage—0.2%
5,000,000		BlackRock, Inc., Sr. Unsecd. Note, 1.375%, 6/1/2015	5,048,765
		Financial Institution - Finance Noncaptive—1.0%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.826%, 5/22/2018	7,527,339
4,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, (Series MTN), 0.937%, 4/24/2014	4,001,348
5,000,000		General Electric Capital Corp., Floating Rate Note—Sr. Note, 0.752%, 1/14/2019	5,010,580
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 1.625%, 7/2/2015	10,139,540
		TOTAL	26,678,807
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—2.0%
$2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	$2,501,318
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, (Series 144A), 0.587%, 5/23/2016	6,535,412
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Secured Note, (Series 144A), 0.503%, 4/4/2014	3,000,033
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,068,690
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, (Series 144A), 1.15%, 11/25/2016	6,010,728
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,011,658
12,650,000	1,2	Principal Life Global Funding II, Floating Rate Note—Sr. Note, (Series 144A), 0.604%, 5/27/2016	12,676,439
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, (Series MTN), 1.016%, 8/15/2018	11,026,180
		TOTAL	54,830,458
		Financial Institution - Insurance - P&C—0.4%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,034,980
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,953,230
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note—Sr. Note, (Series FRN), 0.936%, 8/15/2014	3,008,667
		TOTAL	11,996,877
		Financial Institution - REITs—0.1%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,152,948
		Technology—2.1%
13,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.488%, 5/3/2018	13,769,882
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.733%, 3/1/2019	11,061,083
5,000,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	5,007,000
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	1,955,140
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 0.819%, 1/15/2019	8,054,672
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,013,596
4,250,000		Xerox Corp., Floating Rate Note—Sr. Note, 1.056%, 5/16/2014	4,253,511
		TOTAL	56,114,884
		Transportation - Airlines—0.2%
6,480,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	6,623,603
		Transportation - Railroads—0.3%
9,000,000		Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.935%, 10/28/2016	9,051,534
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.3%
$6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	$6,149,778
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,092,690
		TOTAL	8,242,468
		Utility - Electric—1.1%
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,015,497
5,000,000		Exelon Corp., Sr. Unsecd. Note, 4.90%, 6/15/2015	5,232,500
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, (Series A), 2.75%, 3/15/2018	1,147,856
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,009,892
9,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	9,069,039
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	3,005,862
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,000,000
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, (Series 144A), 3.90%, 5/1/2016	3,152,964
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,001,943
		TOTAL	28,635,553
		Utility - Natural Gas Pipelines—0.5%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,454,135
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,979,928
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	7,008,519
		TOTAL	13,442,582
		TOTAL CORPORATE BONDS (IDENTIFIED COST $726,592,733)	731,774,883
		MUNICIPAL BONDS—0.6%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,517,145
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.855% Bonds, 11/1/2017	10,026,500
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $16,450,000)	16,543,645
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
576,869		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $609,858)	644,712
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—12.4%
		Commercial Mortgage—3.8%
$931,147		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	$932,078
2,437,508	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,503,529
2,884,134		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	2,893,193
4,491,423		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,475,893
2,740,586	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	2,861,866
1,292,609	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,328,917
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.655%, 12/15/2028	25,015,286
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.805%, 11/15/2045	25,001,110
5,173,875		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	5,168,179
1,659,550	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,682,953
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.951%, 4/10/2046	14,866,261
4,336,253		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	4,361,158
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.355%, 6/15/2045	5,075,458
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.205%, 7/15/2046	8,074,716
		TOTAL	104,240,597
		Federal Home Loan Mortgage Corporation—1.7%
87,801		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.505%, 2/15/2018	88,145
4,831,473		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.555%, 6/15/2034	4,850,607
1,515,127		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.455%, 4/15/2035	1,515,946
2,767,603		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.675%, 12/15/2035	2,792,713
1,076,395		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.615%, 2/15/2034	1,082,928
4,280,571		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.565%, 5/15/2036	4,296,407
1,553,645		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.535%, 5/15/2036	1,558,585
1,100,176		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.64%, 8/15/2035	1,107,086
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation—continued
$310,618	Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.555%, 7/15/2036	$311,795
1,995,973	Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.455%, 9/15/2036	1,996,446
2,050,634	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.555%, 7/15/2036	2,053,593
659,768	Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.555%, 7/15/2036	663,179
1,845,094	Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.605%, 7/15/2037	1,851,866
6,316,224	Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.755%, 11/15/2037	6,374,908
4,300,949	Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.575%, 11/15/2037	4,316,237
794,489	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.905%, 7/15/2036	806,990
1,716,986	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.065%, 7/15/2037	1,755,422
3,197,950	Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	3,295,698
6,600,000	Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.537%, 4/25/2020	6,606,558
	TOTAL	47,325,109
	Federal National Mortgage Association—0.9%
546,441	Federal National Mortgage Association REMIC 2002-77 FA, 1.156%, 12/18/2032	559,179
1,675,747	Federal National Mortgage Association REMIC 2006-119 CF, 0.454%, 12/25/2036	1,676,890
1,453,900	Federal National Mortgage Association REMIC 2006-44 FK, 0.584%, 6/25/2036	1,460,933
5,841,052	Federal National Mortgage Association REMIC 2006-61 FQ, 0.554%, 7/25/2036	5,859,078
1,406,490	Federal National Mortgage Association REMIC 2006-79 DF, 0.504%, 8/25/2036	1,411,204
3,309,035	Federal National Mortgage Association REMIC 2006-81 FB, 0.504%, 9/25/2036	3,318,645
2,731,037	Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.374%, 2/25/2046	2,703,950
2,176,660	Federal National Mortgage Association REMIC 2007-88 FY, 0.614%, 9/25/2037	2,183,508
1,312,035	Federal National Mortgage Association REMIC 2007-97 FE, 0.604%, 7/25/2037	1,320,936
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$803,049		Federal National Mortgage Association REMIC 2008-69 FB, 1.154%, 6/25/2037	$824,147
891,452		Federal National Mortgage Association REMIC 2009-42 FG, 0.954%, 5/25/2039	904,076
254,076		Federal National Mortgage Association REMIC 2009-63 FB, 0.654%, 8/25/2039	255,577
1,704,169		Federal National Mortgage Association REMIC 2009-69 F, 1.004%, 4/25/2037	1,739,778
		TOTAL	24,217,901
		Government Agency—0.6%
7,337,291	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	7,102,867
6,013,597		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.686%, 3/9/2021	6,031,036
1,939,240		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.606%, 1/8/2020	1,949,769
		TOTAL	15,083,672
		Government National Mortgage Association—1.5%
18,166,866		Government National Mortgage Association REMIC 2012-H31 FA, 0.518%, 11/20/2062	17,978,730
10,228,351		Government National Mortgage Association REMIC 2013-H16 FA, 0.708%, 7/20/2063	10,198,617
10,996,210		Government National Mortgage Association REMIC 2013-H17 FA, 0.718%, 7/20/2063	10,969,182
		TOTAL	39,146,529
		Non-Agency Mortgage—3.9%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.936%, 5/17/2060	15,194,595
38,418		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.622%, 2/25/2033	38,662
301,715	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.586%, 2/3/2029	138,855
324,148		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	323,502
425,102		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.707%, 11/20/2035	13,098
1,578,582	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,553,871
4,886,334	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,384,729
2,689,608	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	2,399,728
5,042,005	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.637%, 10/18/2054	5,056,930
3,920,719	[1,2]	Fosse Master Issuer PLC 2012-1, Class 2A2, 1.636%, 10/18/2054	3,973,351
4,043,961	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.639%, 10/15/2054	4,045,696
905,778	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.589%, 10/15/2054	908,300
454,758		Impac CMB Trust 2004-7, Class 1A2, 1.074%, 11/25/2034	417,389
626,791		Impac CMB Trust 2004-9, Class 1A2, 1.034%, 1/25/2035	492,852
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$4,000,000		Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.424%, 2/25/2037	$1,158,140
9,047,729	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.636%, 12/22/2054	9,197,062
16,000,000	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.736%, 12/22/2054	15,962,704
1,351,936		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.855%, 11/15/2031	1,323,435
405,888		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	410,463
675,248		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	681,415
1,017,494		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,014,706
3,010,216		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,813,807
6,053,840		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	5,309,322
12,949,400		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	12,167,190
9,438,266		Sequoia Mortgage Trust 2013-6, Class A1, 2.500%, 5/25/2043	8,545,769
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.787%, 1/21/2055	1,520,878
3,955,923	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	3,953,138
1,219,669		Washington Mutual 2006-AR1, Class 2A1B, 1.201%, 1/25/2046	1,125,208
1,660,976		Washington Mutual 2006-AR15, Class 1A, 0.969%, 11/25/2046	1,419,156
886,391		Washington Mutual 2006-AR17, Class 1A, 0.949%, 12/25/2046	740,319
254,245		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.638%, 7/25/2034	262,898
		TOTAL	106,547,168
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $343,248,806)	336,560,976
		INVESTMENT COMPANIES—10.1%[4]
193,029		Emerging Markets Fixed Income Core Fund	6,629,823
4,417,059		Federated Bank Loan Core Fund	45,142,344
759,842		Federated Mortgage Core Portfolio	7,438,856
171,437,409	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	171,437,409
668,329		Federated Project and Trade Finance Core Fund	6,442,691
5,855,697		High Yield Bond Portfolio	39,233,173
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $272,823,275)	276,324,296
		TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $2,704,648,304)[6]	2,709,235,878
		OTHER ASSETS AND LIABILITIES - NET—0.7%[7]	18,452,973
		TOTAL NET ASSETS—100%	$2,727,688,851

Semi-Annual Shareholder Report

At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 2-Year Short Futures	1,000	$219,562,500	June 2014	$200,876
[8]United States Treasury Notes 5-Year Short Futures	500	$59,476,563	June 2014	$280,125
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$481,001
At March 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs and Co.	Goldman Sachs and Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 19 High Yield CDX Index	Series 21 Leveraged Loan CDSI Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 3/31/2014[9]	3.08%	2.48%
Notional Amount	$12,000,000	$27,000,000
Market Value	$1,056,162	$1,299,429
Upfront Premiums Paid	$281,250	$1,282,500
Unrealized Appreciation	$774,912	$16,929	$ 791,841
Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $986,944,785, which represented 36.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2014, these liquid restricted securities amounted to $986,795,616, which represented 36.2% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,704,681,919.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Semi-Annual Shareholder Report

9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$7,356,005	$—	$7,356,005
Asset-Backed Securities	—	1,340,021,047	10,314	1,340,031,361
Corporate Bonds	—	731,774,883	—	731,774,883
Municipal Bonds	—	16,543,645	—	16,543,645
Mortgage-Backed Security	—	644,712	—	644,712
Collateralized Mortgage Obligations	—	336,560,976	—	336,560,976
Investment Companies[1]	269,881,605	6,442,691	—	276,324,296
TOTAL SECURITIES	$269,881,605	$2,439,343,959	$10,314	$2,709,235,878
OTHER FINANCIAL INSTRUMENTS[2]	$481,001	$2,355,591	$—	$2,836,592
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.15	$9.23	$9.15	$9.22	$9.06	$8.83
Income From Investment Operations:
Net investment income	0.02	0.09	0.12	0.14[2]	0.16[2]	0.22[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.08)	0.07	(0.08)	0.15	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.01	0.19	0.06	0.31	0.46
Less Distributions:
Distributions from net investment income	(0.03)	(0.09)	(0.11)	(0.13)	(0.15)	(0.23)
Net Asset Value, End of Period	$9.17	$9.15	$9.23	$9.15	$9.22	$9.06
Total Return[3]	0.60%	0.10%	2.26%	0.67%	3.49%	5.35%
Ratios to Average Net Assets:
Net expenses	0.90%[4]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.60%[4]	0.90%	1.34%	1.48%	1.73%	2.49%
Expense waiver/reimbursement[5]	0.20%[4]	0.34%	0.40%	0.40%	0.41%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$477,184	$568,466	$456,913	$377,029	$288,744	$107,568
Portfolio turnover	13%	26%	31%	38%	34%	41%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.14	$9.23	$9.15	$9.22	$9.06	$8.83
Income From Investment Operations:
Net investment income	0.05	0.14	0.17	0.19[2]	0.21[2]	0.28[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	(0.09)	0.08	(0.08)	0.15	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.07	0.05	0.25	0.11	0.36	0.51
Less Distributions:
Distributions from net investment income	(0.05)	(0.14)	(0.17)	(0.18)	(0.20)	(0.28)
Net Asset Value, End of Period	$9.16	$9.14	$9.23	$9.15	$9.22	$9.06
Total Return[3]	0.87%	0.54%	2.82%	1.23%	4.05%	5.93%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.15%[4]	1.43%	1.90%	2.04%	2.27%	3.22%
Expense waiver/reimbursement[5]	0.20%[4]	0.33%	0.40%	0.40%	0.41%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,086,841	$1,796,713	$1,050,985	$818,994	$570,477	$233,255
Portfolio turnover	13%	26%	31%	38%	34%	41%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2014	Year Ended September 30,
		2013	2012	2011	2010[1]	2009
Net Asset Value, Beginning of Period	$9.15	$9.23	$9.15	$9.22	$9.06	$8.83
Income From Investment Operations:
Net investment income	0.02	0.11	0.13	0.14[2]	0.17[2]	0.23[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.02	(0.09)	0.07	(0.07)	0.15	0.24
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02	0.20	0.07	0.32	0.47
Less Distributions:
Distributions from net investment income	(0.03)	(0.10)	(0.12)	(0.14)	(0.16)	(0.24)
Net Asset Value, End of Period	$9.16	$9.15	$9.23	$9.15	$9.22	$9.06
Total Return[3]	0.54%	0.20%	2.36%	0.77%	3.59%	5.45%
Ratios to Average Net Assets:
Net expenses	0.80%[4]	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	0.70%[4]	0.98%	1.51%	1.55%	1.83%	2.65%
Expense waiver/reimbursement[5]	0.25%[4]	0.36%	0.43%	0.44%	0.46%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$163,664	$203,390	$93,680	$120,661	$502,459	$380,697
Portfolio turnover	13%	26%	31%	38%	34%	41%
1	Beginning with the year ended September 30, 2010, the Fund was audited by KPMG LLP. The previous year was audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $276,324,296 of investment in affiliated holdings (Note 5) (identified cost $2,704,648,304)		$2,709,235,878
Cash		14,594
Cash denominated in foreign currencies (identified cost $14,774)		14,134
Restricted cash (Note 2)		760,000
Income receivable		5,255,596
Swaps, at value		2,355,591
Receivable for investments sold		283
Receivable for shares sold		17,535,142
Receivable for periodic payments from swap contracts		42,500
Miscellaneous receivables		4,844
TOTAL ASSETS		2,735,218,562
Liabilities:
Payable for shares redeemed	$6,515,217
Payable for daily variation margin	125,000
Income distribution payable	447,299
Payable for distribution services fee (Note 5)	155,893
Payable for shareholder services fee (Note 5)	149,994
Accrued expenses (Note 5)	136,308
TOTAL LIABILITIES		7,529,711
Net assets for 297,679,685 shares outstanding		$2,727,688,851
Net Assets Consist of:
Paid-in capital		$2,745,218,098
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		5,859,776
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(22,030,694)
Distributions in excess of net investment income		(1,358,329)
TOTAL NET ASSETS		$2,727,688,851
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($477,183,547 ÷ 52,052,564 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.17
Offering price per share (100/98.00 of $9.17)	$9.36
Redemption proceeds per share	$9.17
Institutional Shares:
Net asset value per share ($2,086,840,878 ÷ 227,768,558 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.16
Offering price per share	$9.16
Redemption proceeds per share	$9.16
Service Shares:
Net asset value per share ($163,664,426 ÷ 17,858,563 shares outstanding), $0.001 par value, 1,000,00,000 shares authorized	$9.16
Offering price per share	$9.16
Redemption proceeds per share	$9.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2014 (unaudited)
Investment Income:
Interest		$16,418,364
Dividends received from affiliated holdings (Note 5)		2,594,404
Investment income allocated from affiliated partnership (Note 5)		179,615
TOTAL INCOME		19,192,383
Expenses:
Investment adviser fee (Note 5)	$5,114,217
Administrative fee (Note 5)	998,551
Custodian fees	48,377
Transfer agent fee	572,472
Directors'/Trustees' fees (Note 5)	7,487
Auditing fees	14,541
Legal fees	4,640
Portfolio accounting fees	115,803
Distribution services fee (Note 5)	1,000,787
Shareholder services fee (Note 5)	863,707
Account administration fee (Note 2)	2,841
Share registration costs	76,070
Printing and postage	49,375
Insurance premiums (Note 5)	4,075
Taxes	94,631
Miscellaneous (Note 5)	3,405
TOTAL EXPENSES	8,970,979
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,566,055)
Waiver of distribution services fee	(41,164)
TOTAL WAIVERS AND REIMBURSEMENT		$(2,607,219)
Net expenses			$6,363,760
Net investment income			$12,828,623
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(397,737)
Net realized loss on futures contracts			(3,250,899)
Net realized gain on swap contracts			660,952
Net realized gain allocated from affiliated partnership (Note 5)			19,076
Realized gain distribution from affiliated investment company shares (Note 5)			418,538
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			6,054,090
Net change in unrealized depreciation of futures contracts			2,943,315
Net change in unrealized appreciation of swap contracts			383,513
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			6,830,848
Change in net assets resulting from operations			$19,659,471
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2014	Year Ended 9/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,828,623	$26,415,947
Net realized loss on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	(2,550,070)	(142,034)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	9,380,918	(20,712,178)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,659,471	5,561,735
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,965,705)	(5,803,767)
Institutional Shares	(12,084,942)	(20,581,633)
Service Shares	(735,246)	(1,098,216)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,785,893)	(27,483,616)
Share Transactions:
Proceeds from sale of shares	1,227,496,652	2,727,280,131
Net asset value of shares issued to shareholders in payment of distributions declared	11,396,428	20,910,416
Cost of shares redeemed	(1,084,646,392)	(1,759,278,003)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	154,246,688	988,912,544
Change in net assets	159,120,266	966,990,663
Net Assets:
Beginning of period	2,568,568,585	1,601,577,922
End of period (including undistributed (distributions in excess of) net investment income of $(1,358,329) and $598,941, respectively)	$2,727,688,851	$2,568,568,585
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2014 (unaudited)
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Semi-Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except
Semi-Annual Shareholder Report

that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended March 31, 2014, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Service Shares	$2,841
The Fund may also invest in Emerging Markets Fixed Income Core Fund (EMCORE) a portfolio of Federated Core Trust II, L.P. which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2014, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Semi-Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2014 is $39,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $38,961,429. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Semi-Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $297,572,545. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC (Series 1999-3), Class B1, 6.586%, 2/3/2029	7/9/1999	$246,982	$138,855
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$10,314
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$—	Payable for daily variation margin	$(481,001)*
Credit contracts	Receivable for periodic payments from swap contracts	$42,500		—
Credit contracts	Swaps, at value	$2,355,591		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,398,091		$(481,001)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(3,250,899)	$(3,250,899)
Credit contracts	660,952	—	660,952
TOTAL	$660,952	$(3,250,899)	$(2,589,947)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$2,943,315	$2,943,315
Credit contracts	383,513	—	383,513
TOTAL	$383,513	$2,943,315	$3,326,828
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,100,765	$174,957,792	77,973,887	$719,137,161
Shares issued to shareholders in payment of distributions declared	208,753	1,912,025	611,427	5,632,756
Shares redeemed	(29,386,760)	(269,176,460)	(65,934,181)	(607,269,563)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,077,242)	$(92,306,643)	12,651,133	$117,500,354

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,663,298	$1,022,373,117	200,016,617	$1,840,128,572
Shares issued to shareholders in payment of distributions declared	968,074	8,863,608	1,574,798	14,484,520
Shares redeemed	(81,335,915)	(744,622,616)	(118,927,676)	(1,093,898,505)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	31,295,457	$286,614,109	82,663,739	$760,714,587
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2014		Year Ended 9/30/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,294,113	$30,165,743	18,320,275	$168,014,398
Shares issued to shareholders in payment of distributions declared	67,806	620,795	86,218	793,140
Shares redeemed	(7,739,130)	(70,847,316)	(6,314,926)	(58,109,935)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,377,211)	$(40,060,778)	12,091,567	$110,697,603
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,841,004	$154,246,688	107,406,439	$988,912,544
4. FEDERAL TAX INFORMATION
At March 31, 2014, the cost of investments for federal tax purposes was $2,704,681,919. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts and (d) swap contracts was $4,553,959. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,515,514 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,961,555.
At September 30, 2013, the Fund had a capital loss carryforward of $23,014,796 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$4,216,546	$1,944,786	$6,161,332
2014	$7,195,870	NA	$7,195,870
2015	$2,881,559	NA	$2,881,559
2016	$2,623,709	NA	$2,623,709
2017	$3,321,296	NA	$3,321,296
2018	$831,030	NA	$831,030
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the Adviser voluntarily waived $2,488,222 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.30%
Service Shares	0.25%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$786,313	$—
Service Shares	214,474	(41,164)
TOTAL	$1,000,787	$(41,164)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2014, FSC retained $701,761 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2014, FSC did not retain any sales charges from the sale of Class A Shares. FSC retained $6,565 of CDSC relating to redemptions of Class A Shares.
Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2014, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$653,805
Service Shares	209,902
TOTAL	$863,707
For the six months ended March 31, 2014, FSC received $1,261 of fees paid by the Fund. For the six months ended March 31, 2014, the Fund's Institutional Shares did not incur Service Fees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.90%, 0.35% and 0.80% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2014; or (b) the date of
Semi-Annual Shareholder Report

the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2014, the Adviser reimbursed $77,833. Transactions involving the affiliated holdings during the six months ended March 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2013	193,029	4,316,652	747,632	203,110,720	653,251	5,604,320	214,625,604
Purchases/ Additions	—	100,407	12,210	552,203,804	15,078	251,377	552,582,876
Sales/ Reductions	—	—	—	(583,877,115)	—	—	(583,877,115)
Balance of Shares Held 3/31/2014	193,029	4,417,059	759,842	171,437,409	668,329	5,855,697	183,331,365
Value	$6,629,823	$45,142,344	$7,438,856	$171,437,409	$6,442,691	$39,233,173	$276,324,296
Dividend Income/ Allocated Investment Income	$179,615	$945,199	$119,714	$43,519	$130,649	$1,355,323	$2,774,019
Capital Gain Distributions/ Allocated Net Realized Gain	$19,076	$83,142	$—	$—	$15,433	$319,963	$437,614
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2014, were as follows:
Purchases	$498,747,056
Sales	$215,498,354
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2014, there were no outstanding loans. During the six months ended March 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,006.00	$4.50
Institutional Shares	$1,000	$1,008.70	$1.75
Service Shares	$1,000	$1,005.40	$4.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Institutional Shares	$1,000	$1,023.19	$1.77
Service Shares	$1,000	$1,020.94	$4.03
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Institutional Shares	0.35%
Service Shares	0.80%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Ultrashort Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
Semi-Annual Shareholder Report

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In this regard, the Senior Officer proposed, and the Board approved, a reduction in the contractual advisory fee of 20 basis points. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
Semi-Annual Shareholder Report

likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.Federatedinvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.Federatedinvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Ultrashort Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
28411 (5/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014